Dividend per common share (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends Per Share [abstract]
Summary of Dividend Per Common Share

	EUR			USD

Year	Interim	Final	Total	Interim	Final	Total

2025	0.19	0.21 1	0.40	0.22	n.a.	n.a.

2024	0.16	0.19	0.35	0.18	0.22	0.40

2023	0.14	0.16	0.30	0.15	0.17	0.32
1 Proposed.